Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
Schedule of Components of Income Tax Expense

The components of income tax expense for the years ended December 31, 2024 and 2025 are as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expenses	66	704	909
Deferred income tax expenses/(benefit)	2,302	(1,676)	(399)
Total	2,368	(972)	510

Schedule of Reconciliation of the Differences Between the Statutory Income Tax Rate

The following table presents a reconciliation of the differences between the statutory income tax rate of the PRC and the Group’s effective income tax rate for the years ended December 31, 2023, 2024 and 2025:

	For the years ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Loss/(income) from operation in the PRC	4,004		(4,807)		23,240
Loss from overseas entities	-		3		149,522
Loss/(income) before income tax	4,004		(4,804)		172,762
Expected taxation at PRC statutory tax rate	(1,001)	(25.0)%	1,201	(25.0)%	(43,190)	(25.0)%
Parent-subsidiary tax rate differential	-	-	(940)	19.6%	38,838	22.5%
Effect of tax rate differences	(292)	(7.3)%	(1,545)	32.2%	1,647	1.0%
Additional deduction for R&D expenses	(878)	(21.9)%	(1,090)	22.7%	(816)	(0.5)%
Impact of tax rate change on deferred taxes	(4,234)	(105.7)%	(237)	4.9%	941	0.5%
Non-deductible expenses	18	0.4%	479	(10.0)%	41	-
Prior year income tax differences	-	-	-	-	(20)	-
Change in valuation allowance	8,755	218.7%	1,160	(24.1)%	3,069	1.8%
Income tax expenses/(benefit)	2,368	59.2%	(972)	20.3%	510	0.3%

Schedule of Deferred Tax Assets and Liabilities

Deferred Tax Assets:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating loss carryforward	31,334	31,024
Advertisement expense	37	37
Impairment/disposal of property and equipment	6,954	7,031
Deferred revenue	7,385	7,385
GAAP difference-others	(172)	227
Allowance for credit losses	517	2,282
Net deferred tax liabilities offset	(3,517)	(2,379)
Less: Valuation allowance	(42,538)	(45,607)
Total deferred tax assets, net	-	-

Deferred Tax Liabilities:

	As of December 31,
	2024	2025
	RMB	RMB
Unbilled revenue	(4,143)	(2,549)
Total deferred tax liabilities	(4,143)	(2,549)
Deferred tax assets offset	3,517	2,379
Net deferred tax liabilities	(626)	(170)

Schedule of the Changes in Valuation Allowance	The Group had valuation allowance balance of RMB42,538 and RMB45,607 as of December 31, 2024 and 2025, respectively.

Changes in valuation allowance are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Beginning balance	41,378	42,538
Additions	3,916	3,096
Utilization	(2,756)	(27)
Ending balance	42,538	45,607

Schedule of Net Operating Loss (“NOL”) Carryforwards

As of December 31, 2025, net operating loss (“NOL”) carryforwards from PRC will expire, if unused, in the following amounts:

NOL Carryforward
Expiry Year	RMB
2026	4,709
2027	18,739
2028	12,367
2029	19,697
2030	166,071
2031	9,223
2032	18,311
2033	12,022
2034	14,086
2035	2,415
Total	277,640